Long-term Debt	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Long-term Debt

Note 10

Long-term Debt:

On January 6, 2016, PhotoMedex, Inc. received an advance of $4 million, less a $40 financing fee (the “January 2016 Advance”), from CC Funding, a division of Credit Cash NJ, LLC, (the “Lender”), pursuant to a Credit Card Receivables Advance Agreement (the “Advance Agreement”), dated December 21, 2015.  The Company’s domestic subsidiaries, Radiancy, Inc.; PTECH; and Lumiere, Inc., were also parties to the Advance Agreement (collectively with the Company, the “Borrowers”). Each Advance was secured by security interest in defined collateral representing substantially all the assets of the Company. Concurrent with the funding of the loan agreement, the Company established a $500 cash reserve account in favor of the lender to be used to make loan payments in the event that weekly remittances, net of sales return credits and other bank charges or offsets, were insufficient to cover the weekly repayment amount due the lender. The advance was paid in full on July 29, 2016 and the security interest in the defined collateral was released from lien.

Subject to the terms and conditions of the Advance Agreement, the Lender was to make periodic advances to the Company (collectively with the January 2016 Advance and the April 2016 Advance described below, the “Advances”). The proceeds can be used for general corporate purposes.

All outstanding Advances were required to be repaid through the Company’s existing and future credit card receivables and other rights to payment arising out of our acceptance or other use of any credit or charge card (collectively, “Credit Card Receivables”) generated by activities based in the United States.

On April 29, 2016 the Company received an additional advance of $1 million, less a $10 financing fee (the “April 2016 Advance”), from the Lender pursuant to the Advance Agreement

On June 17, 2016, the Company received an advance of $550, less a $50 financing fee (the “June 2016 Advance”), from the Lender pursuant to the Advance Agreement.

The advances were paid in full on July 29, 2016 and the security interest in the defined collateral was released from lien.